Operating Context - Schedule of Resolutions For Adjustments On Gas Tariff (Details)	12 Months Ended
Dec. 31, 2025
N. 7, of January 24, 2025
IfrsStatementLineItems [Line Items]
Resolution	N. 7, of January 24, 2025
Start of Term	February 1, 2025
N. 7, of January 24, 2025 | Low Voltage - Group B [Member] | Urban Market [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase of average values	5.34%
N. 7, of January 24, 2025 | Low Voltage - Group B [Member] | Other Consumer [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	0.18%
N. 7, of January 24, 2025 | High and Medium Voltage - Group A [Member] | Urban Market [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase of average values	6.17%
N. 7, of January 24, 2025 | High and Medium Voltage - Group A [Member] | Other Consumer [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	1.32%
N. 15, of April 30, 2025
IfrsStatementLineItems [Line Items]
Resolution	N. 15, of April 30, 2025
Start of Term	May 1, 2025
N. 15, of April 30, 2025 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase of average values	0.78%
N. 15, of April 30, 2025 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase of average values	1.18%
N. 41, of August 1, 2025
IfrsStatementLineItems [Line Items]
Resolution	N. 41, of August 1, 2025
Start of Term	August 1, 2025
N. 41, of August 1, 2025 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	5.90%
N. 41, of August 1, 2025 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	7.40%
N. 69, of November 4, 2025
IfrsStatementLineItems [Line Items]
Resolution	N. 69, of November 4, 2025
Start of Term	November 1, 2025
N. 69, of November 4, 2025 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	4.40%
N. 69, of November 4, 2025 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	6.60%